Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	¥ (77,931)	$ (11,895)	¥ (311,789)	¥ (325,808)
Net cash (used in)/provide by investing activities	(96,663)	(14,754)	(113,150)	(82,836)
Net cash provided by/(used in) financing activities	(119,249)	(18,201)	(29,332)	414,872
Cash and cash equivalents at beginning of year	856,567
Cash and cash equivalents at end of year	542,076	82,737	856,567
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	3,322	507	5,803	8,240
Net cash (used in)/provide by investing activities	37,446	5,715	(406,144)	(213,639)
Net cash provided by/(used in) financing activities	(119,249)	(18,201)	(29,332)	414,872
Net (decrease)/increase in cash and cash equivalents	(78,481)	(11,979)	(429,673)	209,473
Cash and cash equivalents at beginning of year	80,553	12,295	510,226	300,753
Cash and cash equivalents at end of year	¥ 2,072	$ 316	¥ 80,553	¥ 510,226